Note 13 - Related Party Transactions (Details) - Amounts Owed by the Company to its Executive Officers (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related Party	$ 12,232	$ 10,832	$ 41,696
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party	9,950		32,502
Director of Sales [Member]
Related Party Transaction [Line Items]
Related Party	282	9,890
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Related Party	$ 2,000	$ 942	$ 9,194